Summary of Significant Accounting Policies (Details) - Schedule of figures presented in these financial statements $ in Millions	Dec. 31, 2021 CLP ($)
Previous presentation [Member]
LIABILITIES
Deposits and other demand liabilities	$ 17,900,938
Cash items in process of being cleared	379,934
Obligations under repurchase agreements	86,634
Financial derivative contracts	10,871,241
Time deposits and other time liabilities	10,131,055
Trading	9,507,031
Hedging	1,364,210
Interbank borrowings	8,826,583
Issued debt instruments	8,397,060
Issued instruments	6,935,423
Capital instruments	1,461,637
Other financial liabilities	182,907
Lease liabilities	139,795
Current taxes
Provisions	463,949
Deferred taxes	427,655
Other liabilities	1,606,626
TOTAL LIABILITIES	59,414,377
Attributable to the shareholders of the Bank:	4,333,213
Capital	891,303
Reserves	2,550,559
Valuation adjustments	(353,850)
Others equity instruments issued other than capital	598,136
Retained earnings	647,065
Retained earnings from prior years	57,338
Income for the year	842,467
Minus: Provision for mandatory dividends	(252,740)
Non-controlling interest	94,360
TOTAL EQUITY	4,427,573
TOTAL LIABILITIES AND EQUITY	63,841,950
Current presentation [Member]
LIABILITIES
Deposits and other demand liabilities	17,900,938
Cash items in process of being cleared	379,934
Financial liabilities for trading at FVTPL	9,507,031
Obligations under repurchase agreements	86,634
Financial derivative contracts	9,507,031
Time deposits and other time liabilities	10,131,055
Financial derivative contracts for accounting hedges	1,364,210
Financial liabilities at amortised cost	44,063,540
Interbank borrowings	8,826,583
Issued debt instruments	6,935,423
Other financial liabilities	182,907
Lease liabilities	139,795
Regulatory capital financial instruments	1,461,637
Provisions	463,949
Deferred taxes	427,655
Other liabilities	1,606,626
TOTAL LIABILITIES	59,414,377
Attributable to the shareholders of the Bank:	4,333,213
Capital	891,303
Reserves	2,550,559
Valuation adjustments	(353,850)
Others equity instruments issued other than capital	598,136
Retained earnings	647,065
Retained earnings from prior years	57,338
Income for the year	842,467
Minus: Provision for mandatory dividends	(252,740)
Non-controlling interest	94,360
TOTAL EQUITY	4,427,573
TOTAL LIABILITIES AND EQUITY	$ 63,841,950